COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION (Details) (Periscope [Member], USD $)	Nov. 29, 2009
Periscope [Member]
Registration Payment Arrangement [Line Items]
Investment amount	$ 2,000,000
Incremental investment	1,000,000
Additional fee	$ 25,000
Percentage of investment amount	6.00%
Percentage of share capital	3.00%
Additional percentage of share capital	1.00%